FINANCING RECEIVABLES AND OPERATING LEASES (Tables)	12 Months Ended
Mar. 31, 2023
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Sales-type Leases
The following table provides the profit recognized for sales-type leases at their commencement date, including modifications that are recognized on a net basis, for the years ended March 31, 2023, and 2022 (in thousands):

	Year Ended March 31,
	2023	2022
Net sales	$22,677	$14,943
Cost of sales	19,009	12,478
Gross profit	$3,668	$2,465
The following table provides interest income in aggregate on our sales-type leases and lease income on our operating leases for the years ended March 31, 2023, and 2022 (in thousands):

	Year Ended March 31,
	2023	2022
Interest income on sales-type leases	$3,943	$3,904
Lease income on operating leases	$17,421	$24,711

Notes Receivable Net and Investments in Leases
The following tables provide a disaggregation of our financing receivables - net (in thousands):

	Notes	Lease	Financing
March 31, 2023	Receivable	Receivables	Receivables
Gross receivables	$117,008	$60,157	$177,165
Unguaranteed residual value (1)	-	8,161	8,161
Unearned income	(5,950)	(8,050)	(14,000)
Allowance for credit losses (2)	(801)	(981)	(1,782)
Total, net	$110,257	$59,287	$169,544
Reported as:
Current	$65,738	$24,091	$89,829
Long-term	44,519	35,196	79,715
Total, net	$110,257	$59,287	$169,544

(1)	Includes unguaranteed residual values of $4,222 thousand that we retained after selling the related lease receivable.
(2)	Refer to Note 7, “Allowance for Credit Losses” for details.
	Notes	Lease	Financing
March 31, 2022	Receivable	Receivables	Receivables
Gross receivables	$80,517	$38,788	$119,305
Unguaranteed residual value (1)	-	9,141	9,141
Unearned income	(2,728)	(3,604)	(6,332)
Allowance for credit losses (2)	(708)	(681)	(1,389)
Total, net	$77,081	$43,644	$120,725
Reported as:
Current	$45,415	$16,077	$61,492
Long-term	31,666	27,567	59,233
Total, net	$77,081	$43,644	$120,725

(1)	Includes unguaranteed residual values of $6,424 thousand that we retained after selling the related lease receivable.
(2)	Refer to Note 7, “Allowance for Credit Losses” for details.

Future Scheduled Minimum Lease Payments
The following table provides the future scheduled minimum lease payments for investments in sales-type leases as of March 31, 2023 (in thousands):

Year ending March 31, 2024	$28,478
2025	17,216
2026	9,662
2027	3,547
2028 and thereafter	1,254
Total	$60,157

Investment in Operating Lease Equipment - Net	The components of the operating leases—net are as follows (in thousands):

	March 31, 2023	March 31, 2022
Cost of equipment under operating leases	$15,301	$13,044
Accumulated depreciation	(10,599)	(7,985)
Investment in operating lease equipment—net (1)	$4,702	$5,059

(1)	Amounts include estimated unguaranteed residual values of $1,717 thousand as of both March 31, 2023, and 2022.

Future Minimum Rental Payments for Operating Leases
The following table provides the future scheduled minimum lease rental payments for operating leases as of March 31, 2023 (in thousands):

Year ending March 31, 2024	$1,618
2025	829
2026	269
2027	38
Total	$2,754